                         Supplement Dated May 1, 2016
                                    to the
                         Prospectus Dated May 1, 2005

      MetLife Income Security Plan/SM/ Variable Income Annuity Contracts

                                   Issued by
                      Metropolitan Life Insurance Company
                                200 Park Avenue
                           New York, New York 10166

This supplement updates certain information in the prospectus dated May 1, 2005, as annually supplemented, describing MetLife Income Security Plan/SM/ group non-qualified and qualified immediate variable income annuity ("Income Annuity") contracts funded by Metropolitan Life Separate Account E. The Income Annuities are no longer available. You should read and retain this supplement for future reference. Please write or call MetLife Life & Income Funding Solutions, P.O. Box 14660, Lexington, KY 40512-4660, telephone number 1-866-438-6477, if you need another copy of the Prospectus. Upon request, financial statements for the insurance company will be sent to you without charge.

1. THE CURRENTLY AVAILABLE INVESTMENT CHOICES ARE:

   MET INVESTORS SERIES TRUST -- CLASS A
     Invesco Mid Cap Value Portfolio
     Met/Wellington Large Cap Research Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     Oppenheimer Global Equity Portfolio
   METROPOLITAN SERIES FUND -- CLASS A
     Baillie Gifford International Stock Portfolio
     Barclays Aggregate Bond Index Portfolio
     BlackRock Bond Income Portfolio
     Frontier Mid Cap Growth Portfolio
     Jennison Growth Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Met/Wellington Balanced Portfolio
     Met/Wellington Core Equity Opportunities Portfolio
     MetLife Mid Cap Stock Index Portfolio
     MetLife Stock Index Portfolio
     MFS(R) Value Portfolio
     MSCI EAFE(R) Index Portfolio
     Neuberger Berman Genesis Portfolio
     Russell 2000(R) Index Portfolio
     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio

Certain Portfolios have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Portfolios."

2. SEPARATE ACCOUNT CHARGE

We are waiving 0.08% of the Separate Account Charge for the Investment Division investing in the Met/Wellington Large Cap Research Portfolio.

We are waiving an amount equal to the Portfolio expenses that are in excess of 0.62% for the Investment Division investing in the Oppenheimer Global Equity Portfolio of the Met Investors Series Trust.

3. TABLE OF EXPENSES

                                                                                                   MINIMUM MAXIMUM
                                                                                                   ------- -------

Total Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets, including
  management fees, distribution and/or service (12b-1) fees, and other expenses)..................  0.27%   1.00%

PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Portfolio fees and expenses, please refer to the prospectus for each Portfolio.

                                                DISTRIBUTION          ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                   AND/OR             FUND FEES  ANNUAL      AND/OR      ANNUAL
                                     MANAGEMENT   SERVICE     OTHER      AND    OPERATING    EXPENSE    OPERATING
PORTFOLIO                               FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
---------                            ---------- ------------ -------- --------- --------- ------------- ---------
MET INVESTORS SERIES TRUST --
  CLASS A
Invesco Mid Cap Value Portfolio.....    0.64%        --        0.04%    0.08%     0.76%       0.02%       0.74%
Met/Wellington Large Cap Research
  Portfolio.........................    0.56%        --        0.03%      --      0.59%       0.04%       0.55%
Morgan Stanley Mid Cap Growth
  Portfolio.........................    0.65%        --        0.03%      --      0.68%       0.01%       0.67%
Oppenheimer Global Equity
  Portfolio.........................    0.66%        --        0.05%      --      0.71%       0.08%       0.63%
METROPOLITAN SERIES FUND --
  CLASS A
Baillie Gifford International Stock
  Portfolio.........................    0.79%        --        0.07%      --      0.86%       0.12%       0.74%
Barclays Aggregate Bond Index
  Portfolio.........................    0.25%        --        0.03%      --      0.28%       0.01%       0.27%
BlackRock Bond Income Portfolio.....    0.32%        --        0.04%      --      0.36%       0.00%       0.36%
Frontier Mid Cap Growth Portfolio...    0.71%        --        0.03%      --      0.74%       0.02%       0.72%
Jennison Growth Portfolio...........    0.60%        --        0.02%      --      0.62%       0.08%       0.54%
Loomis Sayles Small Cap Core
  Portfolio.........................    0.90%        --        0.06%    0.04%     1.00%       0.08%       0.92%
Met/Wellington Balanced Portfolio...    0.46%        --        0.08%      --      0.54%       0.00%       0.54%
Met/Wellington Core Equity
  Opportunities Portfolio...........    0.70%        --        0.02%      --      0.72%       0.12%       0.60%
MetLife Mid Cap Stock Index
  Portfolio.........................    0.25%        --        0.04%    0.01%     0.30%       0.00%       0.30%
MetLife Stock Index Portfolio.......    0.25%        --        0.02%      --      0.27%       0.01%       0.26%
MFS(R) Value Portfolio..............    0.70%        --        0.02%      --      0.72%       0.14%       0.58%
MSCI EAFE(R) Index Portfolio........    0.30%        --        0.10%    0.01%     0.41%       0.00%       0.41%
Neuberger Berman Genesis
  Portfolio.........................    0.81%        --        0.03%      --      0.84%       0.01%       0.83%
Russell 2000(R) Index Portfolio.....    0.25%        --        0.06%    0.01%     0.32%       0.00%       0.32%
T. Rowe Price Large Cap Growth
  Portfolio.........................    0.60%        --        0.02%      --      0.62%       0.02%       0.60%
T. Rowe Price Small Cap Growth
  Portfolio.........................    0.47%        --        0.03%      --      0.50%         --        0.50%
Western Asset Management Strategic
  Bond Opportunities Portfolio......    0.59%        --        0.04%      --      0.63%       0.04%       0.59%

The information shown in the table above was provided by the Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Portfolio, but that the expenses of the Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Portfolio's board of directors or trustees, are not shown.

4. YOUR INVESTMENT CHOICES

Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by calling 1-866-438-6477 or through your registered representative. We do not guarantee the investment results of the Portfolios.

The current Portfolios are listed below, along with their investment managers and any sub-investment managers.

YOUR INVESTMENT CHOICES

PORTFOLIO                      INVESTMENT OBJECTIVE                            INVESTMENT ADVISER/SUBADVISER
---------                      --------------------                            -----------------------------
MET INVESTORS SERIES TRUST --
 CLASS A
 Invesco Mid Cap Value         Seeks high total return by investing in equity  MetLife Advisers, LLC Subadviser: Invesco
   Portfolio                   securities of mid-sized companies.              Advisers, Inc.
 Met/Wellington Large Cap      Seeks long-term capital appreciation.           MetLife Advisers, LLC Subadviser: Wellington
   Research Portfolio                                                          Management Company LLP
 Morgan Stanley Mid Cap        Seeks capital appreciation.                     MetLife Advisers, LLC Subadviser: Morgan
   Growth Portfolio                                                            Stanley Investment Management Inc.
 Oppenheimer Global Equity     Seeks capital appreciation.                     MetLife Advisers, LLC Subadviser:
   Portfolio                                                                   OppenheimerFunds, Inc.
METROPOLITAN SERIES FUND --
 CLASS A
 Baillie Gifford               Seeks long-term growth of capital.              MetLife Advisers, LLC Subadviser: Baillie
   International Stock                                                         Gifford Overseas Limited
   Portfolio
 Barclays Aggregate Bond       Seeks to track the performance of the           MetLife Advisers, LLC Subadviser: MetLife
   Index Portfolio             Barclays U.S. Aggregate Bond Index.             Investment Advisors, LLC
 BlackRock Bond Income         Seeks a competitive total return primarily      MetLife Advisers, LLC Subadviser: BlackRock
   Portfolio                   from investing in fixed-income securities.      Advisors, LLC
 Frontier Mid Cap Growth       Seeks maximum capital appreciation.             MetLife Advisers, LLC Subadviser: Frontier
   Portfolio                                                                   Capital Management Company, LLC
 Jennison Growth Portfolio     Seeks long-term growth of capital.              MetLife Advisers, LLC Subadviser: Jennison
                                                                               Associates LLC
 Loomis Sayles Small Cap Core  Seeks long-term capital growth from             MetLife Advisers, LLC Subadviser: Loomis,
   Portfolio                   investments in common stocks or other           Sayles & Company, L.P.
                               equity securities.
 Met/Wellington Balanced       Seeks long-term capital appreciation with       MetLife Advisers, LLC Subadviser: Wellington
   Portfolio                   some current income.                            Management Company LLP
 Met/Wellington Core Equity    Seeks to provide a growing stream of            MetLife Advisers, LLC Subadviser: Wellington
   Opportunities Portfolio     income over time and, secondarily,              Management Company LLP
                               long-term capital appreciation and current
                               income.
 MetLife Mid Cap Stock Index   Seeks to track the performance of the           MetLife Advisers, LLC Subadviser: MetLife
   Portfolio                   Standard & Poor's MidCap 400(R) Composite       Investment Advisors, LLC
                               Stock Price Index.
 MetLife Stock Index Portfolio Seeks to track the performance of the           MetLife Advisers, LLC Subadviser: MetLife
                               Standard & Poor's 500(R) Composite Stock        Investment Advisors, LLC
                               Price Index.
 MFS(R) Value Portfolio        Seeks capital appreciation.                     MetLife Advisers, LLC Subadviser:
                                                                               Massachusetts Financial Services Company
 MSCI EAFE(R) Index Portfolio  Seeks to track the performance of the MSCI      MetLife Advisers, LLC Subadviser: MetLife
                               EAFE(R) Index.                                  Investment Advisors, LLC
 Neuberger Berman Genesis      Seeks high total return, consisting             MetLife Advisers, LLC Subadviser: Neuberger
   Portfolio                   principally of capital appreciation.            Berman Investment Advisers LLC
 Russell 2000(R) Index         Seeks to track the performance of the           MetLife Advisers, LLC Subadviser: MetLife
   Portfolio                   Russell 2000(R) Index.                          Investment Advisors, LLC
 T. Rowe Price Large Cap       Seeks long-term growth of capital.              MetLife Advisers, LLC Subadviser: T. Rowe
   Growth Portfolio                                                            Price Associates, Inc.
 T. Rowe Price Small Cap       Seeks long-term capital growth.                 MetLife Advisers, LLC Subadviser: T. Rowe
   Growth Portfolio                                                            Price Associates, Inc.
 Western Asset Management      Seeks to maximize total return consistent       MetLife Advisers, LLC Subadviser: Western
   Strategic Bond              with preservation of capital.                   Asset Management Company
   Opportunities Portfolio

Certain Portfolios have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Portfolios."

5.  PURCHASE PAYMENTS:

If payments on your behalf are not made in a timely manner, there may be a delay in when amounts are credited.

6. WHO SELLS THE INCOME ANNUITY

On February 29, 2016, MetLife, Inc. and Massachusetts Mutual Life Insurance Company (MassMutual) announced they have entered into a definitive agreement for the acquisition by MassMutual of MetLife Securities. The transaction is expected to close by mid-2016, and is subject to certain closing conditions, including regulatory approval. As a result of the transaction, MSI will no longer be affiliated with Metropolitan Life Insurance Company.

7. ADD THE FOLLOWING SECTION AS APPENDIX B

                ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS

Certain Portfolios were subject to a name change or merger. The chart below identifies the former name and new name of each of these Portfolios, and where applicable, the former name and the new name of the trust of which the Portfolios is a part.

PORTFOLIO NAME CHANGES

THE FOLLOWING FORMER PORTFOLIOS WERE RENAMED:

FORMER NAME                            NEW NAME
MET INVESTORS SERIES TRUST             MET INVESTORS SERIES

WMC Large Cap Research Portfolio --
  Class A                              Met/Wellington Large Cap Research Portfolio -- Class A

METROPOLITAN SERIES FUND               METROPOLITAN SERIES FUND

WMC Core Equity Opportunities          Met/Wellington Core Equity Opportunities
  Portfolio -- Class A                 Portfolio -- Class A

WMC Balanced Portfolio -- Class A      Met/Wellington Balanced Portfolio -- Class A

UNDERLYING FUND MERGERS

THE FOLLOWING FORMER PORTFOLIOS MERGED WITH AND INTO THE NEW PORTFOLIOS:

FORMER UNDERLYING FUND/TRUST           NEW UNDERLYING FUND/TRUST
MET INVESTORS SERIES TRUST             METROPOLITAN SERIES FUND

Lord Abbett Bond Debenture             Western Asset Management Strategic Bond Opportunities
  Portfolio -- Class A                 Portfolio -- Class A

                  THIS SUPPLEMENT SHOULD BE READ AND RETAINED
                             FOR FUTURE REFERENCE

 200 PARK AVENUE                                    TELEPHONE: (866) 438-6477
 NEW YORK, NEW YORK